Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
OPERATING ACTIVITIES
Net Income (Loss)	$ 1,550	$ (1,110)	$ (3,571)	$ (17,207)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	398	340	777	666
Equity-settled share-based payment	17,795	13,536	30,502	22,380
Finance costs	62	71	(87)	200
Change in fair value of warrants liability		200		471
Changes in operating asset and liabilities:
Funds held in restricted escrow account		(9,250)		(9,250)
Trade receivables	(10,031)	(9,096)	(12,586)	(12,190)
Other receivables	3	34	66	7
Short-term and long-term financing receivables, net	(1,249)		(4,218)
Prepaid expenses and deposits	(39)	(319)	73	591
Accounts payable	324	103	(123)	625
Accrued liabilities	14,496	12,415	22,129	20,255
Customer deposits	16,043	8,684	22,213	20,176
Other payables	1,666	362	1,793	10,726
NET CASH PROVIDED BY OPERATING ACTIVITIES	41,018	15,970	56,968	37,450
INVESTING ACTIVITIES
Purchase of property and equipment	(255)	(501)	(540)	(597)
Purchase of investment in equity securities	(2,250)		(2,250)
Purchase of financial assets	(109)	(1,542)	(1,459)	(1,713)
Proceeds from sale of financial assets	5,496	5,730	5,753	5,752
NET CASH PROVIDED BY INVESTING ACTIVITIES	2,882	3,687	1,504	3,442
FINANCING ACTIVITIES
Purchase of common shares for Restricted Share Unit (RSU) Plan	(2,708)	(10,603)	(8,830)	(15,226)
Payment of employee taxes on certain share-based arrangements	(498)	(420)	(1,711)	(741)
Proceeds from exercise of stock options	351	3,010	661	3,623
Distributions to non-controlling interest	(23)	(14)	(99)	(52)
NET CASH USED IN FINANCING ACTIVITIES	(2,878)	(8,027)	(9,979)	(12,396)
Net change in cash, cash equivalents and restricted cash	41,022	11,630	48,493	28,496
Cash, cash equivalents and restricted cash, beginning of period	54,965	44,512	47,465	27,655
Effect of foreign exchange rate changes on cash, cash equivalents, and restricted cash	(71)	298	(42)	289
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, ENDING BALANCE	95,916	56,440	95,916	56,440
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES
Warrants exercised		$ 377		$ 377